Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001835052
Registrant Name	KKR Alternative Assets L.P.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A